Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies.
Commitments and Contingencies

17. Commitments and Contingencies

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018 were as follows:

Years Ended December 31,	RMB
2019	68,386,523
2020	49,244,519
2021	31,395,625
2022	5,336,058
2023 and after	481,016
Total	154,843,741

Rental expenses were RMB65,303,048, RMB83,147,890 and RMB94,635,510 during the years ended December 31, 2016, 2017 and 2018, respectively.

Contingencies

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long-term obligations of the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.

Investment commitments

The Group was obligated to provide capital injection of RMB47,615,000 as of December 31, 2018.